STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 03, 2023	Jun. 07, 2022	Sep. 26, 2024	Dec. 29, 2023	Dec. 21, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2025	Aug. 21, 2023	Sep. 19, 2022	Jun. 14, 2022	May 25, 2022
Share-based compensation expense						$ 0	$ 108,297	$ 2,383	$ 323,957
Reserved shares available for future issuance									15,000
Discription of incentive stock awards	The awards are in the form of restricted stock and will vest in two parts: 50% on September 16, 2025 and 50% on September 16, 2026							The awards are in the form of restricted stock and will vest in two parts: 50% on October 2, 2023 and 50% on October 2, 2024
Total shares of awarded	185,000
Convertible debt issuance price													$ 15.54	$ 15.54
Common stock share issued						27,284,633		23,689,135	15,982,472
Gross cash proceeds from warrants exercised				$ 3,533,741				$ 4,240,977
Shares held in escrow				950,063
2022 Plan [Member]
Share reserv for issuance												200,000
2023 Plan [Member]
Share reserv for issuance											2,500,000
Board of Directors [Member]
Share-based compensation expense						$ 311,301	$ 0	$ 366,644
Share reserv for issuance											2,500,000
Warrant Exchange [Member]
Number of Shares Outstanding, Exercised				(4,874,126)				(9,748,252)
Fair value of warrants immediately before the re-pricing			$ 4,197,280	$ 3,603,183	$ 1,915,077
Fair value of warrants immediately after re-pricing			4,207,073	3,610,825	9,548,110
Deemed dividend			$ 6,185,321	$ 7,218,485	$ 7,633,033			$ 9,793	$ 7,642
Warrant with no expiration			4,874,126	2,437,063
Exercise price				$ 1.45
Common stock share issued			2,332,000	1,487,000						1,053,372
Gross cash proceeds from warrants exercised			$ 4,240,977	$ 3,533,741
Shares held in escrow			2,542,126	950,063				950,063
Term		5 years	1 year 6 months	5 years
Warrant Exchange [Member] | Minimum [Member]
Exercise price			$ 0.8701	$ 2.75
Warrants exercise price			1.45	2.75
Warrant Exchange [Member] | Maximum [Member]
Exercise price			1.45	1.45
Warrants exercise price			$ 0.8701	$ 1.45
Warrants [Member]
Number of Shares Outstanding, Exercised								(4,874,126)	(3,152,386)
Warrant to purchase					101,343
Convertible debt issuance price					$ 50.50
Fair value of exercise prices before re-pricing				fair value of common stock of $1.49, b) exercise price of $1.45 before re-pricing, c) exercise price of $2.75 after re-pricing	fair value of common stock of $93.75, b) exercise prices of $125.00, $150.00 and $187.50 before re-pricing, c) exercise price of $50.50 after re-pricing			exercise price of $1.45 before re-pricing, c) exercise price of $0.8701 after re-pricing
Fair value of terms re-pricing				terms of 5.07 years and 5.02 years	terms of 1.40 years, 1.97 years, 2.20 years and 2.26 years			term of 4.26 years
Deemed dividend				$ 7,642				$ 9,793	$ 7,642
Fair value of common stock								$ 1.49
Divined rate			0.00%		0.00%			0.00%
Risk free interest rate			3.55%		0.41%			3.83%
Number of Warrants Exercisable						12,913,172		12,913,172
Warrant otstanding						12,926,506		12,926,506
Warrant expiration date						expiration dates from May 2026 through October 2029		expiration dates from May 2026 through October 2029 and 13,334 warrants with no expiration date
Weighted average contractual term					2 years 14 days
Warrant with no expiration						13,334		12,913,172
Exercise price					$ 50.50